497(e)
                                                                         2-30070

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED DECEMBER 1, 2002, TO THE MAY 1, 2002 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(R) employer sponsored (EQUI-VEST(R) Series 100, 200) -- EDC Contracts only
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI, as supplemented to date (together, the "Prospectus"), subject to any necessary regulatory approvals. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

A. Loans are now allowed under governmental EDC contracts unless restricted by the employer. Accordingly, the following changes are made to reflect availability of loans under governmental EDC contracts:

1. Bullet (7) in, "We require that the following types of communications be on specific forms we provide for that purpose:" under "Who is Equitable Life?" on page 8 of the Prospectus, is replaced in its entirety by the following:

     (7) request for a loan (ERISA and non-ERISA TSA, governmental EDC and Corporate Trusteed contracts);

2. The section, "Your account value and cash value" in "Determining your contract's value," on page 30 of the Prospectus, is replaced in its entirety by the following:

     Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and
     (iv) if you have taken a loan under a TSA, governmental EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this Prospectus.

     Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

3. Paragraph three under, "Lifetime minimum distribution withdrawals" in "Accessing your money," on page 34 of the Prospectus, is replaced in its entirety by the following:

     For non-governmental EDC contracts, this election may not be revoked. For TSA and governmental EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

4. The title, paragraph one and the last paragraph, respectively, in the section, "Loans under TSA and Corporate Trusteed contracts" in "Accessing your money," on page 34 of the Prospectus, are replaced in their entirety by the following:

     (i)   Title:

           LOANS UNDER TSA, GOVERNMENTAL EDC AND CORPORATE TRUSTEED CONTRACTS

     (ii)  Paragraph one:

           You may borrow against your account value only under a TSA, governmental EDC or Corporate Trusteed contract. An employer's retirement plan may, however, contain restrictions, and loans under TSA, governmental EDC and Corporate Trusteed contracts may not be available in all states. Also, ERISA rules apply to loans under Corporate Trusteed contracts, and may apply under TSA contracts. Loans are not available under University TSA contracts or under any TSA or governmental EDC contract when the required minimum distribution withdrawal option has been elected.

     (iii) Last paragraph:

           Loans under TSA, governmental EDC and Corporate Trusteed contracts are discussed further in "Tax information" later in this Prospectus. The tax consequences of failure to repay a loan when due are substantial.

5. The first sentence in paragraph one under, "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Withdrawal charge for series 100 and 200 contracts," on page 39 of the Prospectus, is replaced in its entirety by the following:

     The withdrawal charge equals a percentage of the amount withdrawn, and any TSA and governmental EDC defaulted loans.

6. The last sentence of paragraph one under, "Death Benefit" in "Payment of Death Benefit," on page 43 of the Prospectus, is replaced in its entirety by the following:

888 1343 (11/02)                                                          X00444
CAT. 130871

     The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, and any taxes that apply (and less any outstanding loan balances plus accrued interest in the case of a TSA, governmental EDC or Corporate Trusteed contract).

7. A new section is added between, "Tax Treatment of Distributions-- Governmental employer EDC plans" and "Tax-deferred rollovers--Governmental employer EDC plans" in "Tax information," on page 51 of the Prospectus, as follows:

     LOANS FROM GOVERNMENTAL EDC PLANS.

     Same as for qualified plans and TSAs. (See "Loans from qualified plans and TSAs" on page 48 of the Prospectus.)

8. The last paragraph under, "Transfer of ownership, collateral assignments, loans and borrowing" in "More information," on page 64 of the Prospectus, is replaced in its entirety by the following:

     You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental EDC and Corporate Trusteed contracts only, unless restricted by the employer.

B. The following changes are made to reflect the changes in the circumstances under which withdrawal charges are imposed under EDC contracts:

1. The first paragraph under, "Withdrawal charge for series 100 and 200 contracts" in "Charges and expenses," on page 39 of the Prospectus, is replaced in its entirety by the following:

     For Trusteed, EDC and TSA contracts, no withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For SEP, SARSEP and SIMPLE IRA contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59-1/2.

2. The fifth paragraph under, "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Withdrawal charge for series 100 and 200 contracts," on page 40 of the Prospectus, is replaced in its entirety by the following:

     No withdrawal charge applies under a TSA or EDC contract if:

     o the contract owner has completed at least five contract years, has reached age 55 and has separated from service.

C. Systematic withdrawals are now allowed under governmental EDC contracts. Accordingly, the following changes are made to reflect the availability of systematic withdrawals under governmental EDC contracts:

1. For EDC, the chart in "Withdrawing your account value" under "Accessing your money," on page 33 of the Prospectus, is changed as follows:

----------------------------------------------------
             PARTIAL                    MINIMUM
 CONTRACT   WITHDRAWAL    SYSTEMATIC   DISTRIBUTION
----------------------------------------------------
  EDC       Yes**        Yes****       Yes**
----------------------------------------------------

  **** Only available for governmental EDC contracts and if there are no outstanding loans. Also requires Employer/Plan Administrator's approval.

2. In paragraph four, the first sentence and the second bullet in the section "Systematic withdrawals" under "Accessing your money," on page 33 of the Prospectus, are replaced in their entirety by the following:

     (i)  First sentence:

     You may elect systematic withdrawals under TSA and governmental EDC contracts if:

     (ii) Second bullet:

     o    the contract is not subject to withdrawal restrictions (TSA only);
          and

D. The first sentence of paragraph three in the section, "Transferring your account value" under "Transferring your money among investment options," on page 31 of the Prospectus, is deleted in its entirety and replaced by the following:

     Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency or dollar amount of transfers.






           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

2